Financial expenses (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses
Interest expenses from liabilities at amortized costs	kr 2,895	kr 3,205	kr 15,080
Amortization of financing costs	0	0	18,347
Fair value adjustments of marketable securities, cf. note 21	2,103	0	1,389
Loss on sale of marketable securities, cf. note 21	0	0	881
Other financial expenses	4,829	185	1,625
Exchange rate adjustments	39,487	0	0
Total financial expenses	kr 49,314	kr 3,390	kr 37,322